Annual Total Returns- Invesco Treasury Obligations Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Treasury Obligations Portfolio - Personal Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.02%	0.03%	0.03%	0.10%	0.13%	0.33%	1.16%	1.49%